Remuneration and other benefits paid to the Bank's directors and senior managers (Tables)	12 Months Ended
Dec. 31, 2017
Directors
Related party transactions key personnel
Schedule summarising annual emolument

	Euros
	2017	2016
Members of the Board of Directors	87,500	85,000
Members of the executive committee	170,000	170,000
Members of the audit committee	40,000	40,000
Members of the appointments committee	25,000	25,000
Members of the remuneration committee	25,000	25,000
Members of the risk supervision, regulation and compliance oversight committee	40,000	40,000
Chairman of the audit committee	50,000	50,000
Chairman of the appointments committee	50,000	50,000
Chairman of the remuneration committee	50,000	50,000
Chairman of the risk, regulation and compliance oversight committee	50,000	50,000
Coordinating director	110,000	110,000
Non-executive deputy chairman	30,000	30,000

Schedule summarising attendance fees

	Euros
Meeting attendance fees	2017	2016
Board of Directors	2,600	2,500
Audit committee and risk supervision, regulation and compliance oversight committee	1,700	1,700
Other committees (except the executive committee)	1,500	1,500

Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)
	Thousands of euros
	2017															2016
	Bylaw-stipulated emoluments							Short-term and deferred (not subject to long-term goals) salaries of
	Annual emolument							executive directors
						Risk
						supervision,
						regulation and	Attendance		Variable –
						compliance	fees		Immediate payment		Deferred variable			Other
		Executive	Audit	Appointments	Remuneration	oversight	And		In	In	In	In		remuneration
Directors	Board	committee	committee	committee	committee	committee	commissions	Fixed	cash	shares	cash	shares	Total	(a)	Total	Total
Mrs. Ana Botín-Sanz de Sautuola y O’Shea	88	170	—	—	—	—	44	2,500	1,370	1,370	822	822	6,884	689	7,874	7,279
Mr. José Antonio Álvarez Álvarez	88	170	—	—	—	—	44	2,000	916	916	550	550	4,932	1,203	6,436	6,006
Mr. Rodrigo Echenique Gordillo	88	170	—	—	—	—	38	1,500	714	714	428	428	3,785	201	4,281	3,824
Mr. Matías Rodríguez Inciarte (1)	80	155	—	—	—	—	41	1,568	698	698	419	419	3,803	188	4,266	4,474
Mr. Guillermo de la Dehesa Romero	118	170	—	25	25	40	95	—	—	—	—	—	—	—	473	461
Mr. Bruce Carnegie-Brown	378	170	—	25	25	40	94	—	—	—	—	—	—	—	731	721
Mr. Ignacio Benjumea Cabeza de Vaca	88	170	—	25	25	40	97	—	—	—	—	—	—	106	550	945
Mr. Francisco Javier Botín-Sanz de
Sautuola y O’Shea (2)	88	—	—	—	—	—	36	—	—	—	—	—	—	—	124	115
Mrs. Sol Daurella Comadrán	88	—	—	25	25	—	69	—	—	—	—	—	—	—	207	191
Mr. Carlos Fernández González	88	—	40	25	—	40	93	—	—	—	—	—	—	—	285	254
Mrs. Esther Giménez-Salinas i Colomer	88	—	—	—	—	21	54	—	—	—	—	—	—	—	162	122
Mr. Ángel Jado Becerro de Bengoa (3)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	231
Mrs. Belén Romana García	138	—	40	—	—	40	80	—	—	—	—	—	—	—	297	219
Mrs. Isabel Tocino Biscarolasaga (4)	80	155	36	—	23	36	87	—	—	—	—	—	—	—	418	442
Mr. Juan Miguel Villar Mir	88	—	19	—	—	19	44	—	—	—	—	—	—	—	170	235
Mr. Homaira Akbari (5)	88	—	21	—	—	—	51	—	—	—	—	—	—	—	159	32
Mr. Ramiro Mato García Ansorena (6)	8	15	4	—	—	4	6	—	—	—	—	—	—	—	36	—
Total 2017	1,675	1,345	160	125	123	280	972	7,568	3,699	3,699	2,219	2,219	19,404	2,387	26,470	—
Total 2016	1,645	1,360	190	143	143	277	859	7,710	3,340	3,340	2,004	2,004	18,398	2,536		25,551
(1)

Ceased to be a member of the Board on November 28, 2017. This table shows the remuneration information until his ceased as a member of the board. The remuneration information for his performance as executive vice president since November 28, 2017 is included in the corresponding section.

(2)	All the amounts received were repaid to the Fundación Marcelino Botín.
(3)	Ceased to be a member of the board on September 27, 2016.
(4)	Ceased to be a member of the board on November 28, 2017.
(5)	Appointed director effective from September 27, 2016.
(6)	Appointed to be a member of the board.

(a)     Includes, inter alia, the life and medical insurance costs borne by the Group relating to Bank directors.

Schedule summarising remuneration related to multi-annual variable objectives
	Thousands of euros
	2017			2016
	Variable subject to
	Long-term
	objectives(2)
	In cash	In shares	Total	Total (2)
Mrs. Ana Botín-Sanz de Sautuola y O’Shea	863	863	1,726	1,518
Mr. José Antonio Álvarez Álvarez	577	577	1,154	1,026
Mr. Rodrigo Echenique Gordillo	450	450	900	760
Mr. Matías Rodríguez Inciarte(1)	440	440	880	904
Total	2,330	2,330	4,660	4,208
(1)	Ceased to be a member of the board on November 28, 2017. The remuneration information for his performance as executive vice president is included in the corresponding section.
(2)

Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2021, 2022 and 2023, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of “malus” clauses and achievement of the objectives established. The fair value has been measured on the date of the concession of the scheme taking into account several possible behavioral assumptions (see Note 47).

Schedule summarising remuneration related to welfare system
	Thousands of
	euros
	2017	2016
Ms. Ana Botín-Sanz de Sautuola y O’Shea (1)	45,798	43,156
Mr. José Antonio Álvarez Álvarez	16,151	15,107
Mr. Rodrigo Echenique Gordillo (2)	13,957	14,294
Mr. Matías Rodríguez Inciarte (3)	—	48,230
	75,906	120,787
(1)	Includes the amounts relating to the period of provision of services at Banesto, externalized with another insurance company.
(2)

Executive director since January 16, 2015 Mr. Rodrigo Echenique Gordillo doesn´t participate in the pension system and the right to the bank to make contributions in its favor in this regard. The amount at December 31, 2017 and 2016, which correspond to him prior to his appointment as director of the bank executive director.

(3)	Ceased to be a member of the Board on November 28, 2017. The balance of his pensions rights as of December 31, 2017 is included in the Senior Managers section.

Schedule summarising remuneration related to provisions for retirement pensions and supplementary benefits

	Thousands of
	euros
	2017	2016
Ms. Ana Botín-Sanz de Sautuola y O’Shea	2,707	2,521
Mr. José Antonio Álvarez Álvarez	2,456	2,249
	5,163	4,770

Schedule summarising remuneration related to life and disability insurance
	Insured capital
	(Thousands of euros)
	2017	2016
Ms. Ana Botín-Sanz de Sautuola y O’Shea	7,500	7,500
Mr. José Antonio Álvarez Álvarez	6,000	6,000
Mr. Rodrigo Echenique Gordillo	4,500	4,500
Mr. Matías Rodríguez Inciarte (1)	—	5,131
	18,000	23,131
(1)	Ceased to be member of the board on November 28, 2017.

Schedule summarising the cash paid for awards
	Thousands of euros
	2017		2016
		Cash		Cash paid
		paid (one-third of		(one-third of
		deferred		deferred
	Cash paid	payment	Cash paid	payment
	(immediate	2015, 2014	(immediate	2014, 2013
	payment 2016	and	payment 2015	and
	variable	2013 variable	variable	2012 variable
	remuneration)	remuneration)	remuneration)	remuneration)
Ms. Ana Botín-Sanz de Sautuola y O’Shea	1,205	825	840	826
Mr. José Antonio Álvarez Álvarez (1)	814	461	558	448
Mr. Rodrigo Echenique Gordillo	603	124	414	—
Mr. Matías Rodríguez Inciarte	718	690	574	784
	3,339	2,099	2,386	2,058
(1)	Includes paid cash corresponding to your participation in the corresponding plans during the time as executive vice president.

Schedule summarising direct risk exposure of loans to related parties
	Thousands of euros
	2017			2016
	Loans			Loans
	and			and
	credits	Guarantees	Total	credits	Guarantees	Total
Ms. Ana Botín-Sanz de Sautuola y O’Shea	10	—	10	—	—	—
Mr. José Antonio Álvarez	9	—	9	9	—	9
Mr. Bruce Carnegie-Brown	—	—	—	2	—	2
Mr. Matías Rodríguez Inciarte (1)	—	—	—	—	—	—
Mr. Rodrigo Echenique Gordillo	22	—	22	21	—	21
Mr. Javier Botín-Sanz de Sautuola y O'Shea	17	—	17	4	—	4
Mrs. Sol Daurella Comadran	27	—	27	25	—	25
Mr. Ignacio Benjumea Cabeza de Vaca	—	—	—	2	—	2
Mrs. Belen Romana Garcia	3	—	3	—	—	—
Mr. Guillermo de la Dehesa Romero	—	—	—	11	—	11
	88	—	88	74	—	74
(1)	Ceased to be a board director on November 28, 2017. On December 31, 2017, to loans and credits amounted to €13 thousands (€16 thousands in 2016).

Schedule summarising declaration of equity interests held by key personnel
		Number of
Administrator	Denomination	shares	Functions
Dª. Ana Botín-Sanz de Sautuola y O’Shea	Bankinter, S.A. *	5,179,932	—
Mr. Bruce Neil Carnegie-Brown	Moneysupermarket.com Group plc	—	President (1)
	Lloyd’s of London Ltd	—	President (1)
D. Rodrigo Echenique Gordillo	Mitsubishi UFJ Financial Group *	17,500	—
			—
D. Guillermo de la Dehesa Romero	Goldman, Sachs & Co. (The Goldman Sachs Group, Inc.)	19,546	—
D. Javier Botín-Sanz de Sautuola y O’Shea	Bankinter, S.A.	6,929,853	—
	JB Capital Markets Sociedad de Valores, S.A.	2,077,198	President
Dª. Esther Giménez-Salinas i Colomer	Gawa Capital Partners, S.L.	—	Manager officer (1)
D. Ramiro Mato García-Ansorena	BNP Paribas	13,806	—

(*)Indirect ownership.

(1)	Non-executive.

Directors | ILP
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans
Maximum number of shares ILP (Thousands of euros) 2015 (1)
2017

Ms. Ana Botín-Sanz de Sautuola y O’Shea	187,070
Mr. José Antonio Álvarez Álvarez	126,279
Mr. Rodrigo Echenique Gordillo	93,540
Mr. Matías Rodríguez Inciarte (2)	145,922
406,899
(1)

A proposal from the remuneration committee, the board of directors resolved to increase the number of shares to mitigate the dilutive effect of the capital increase with pre-emptive subscription rights of July 2017 as described in iv) below. The actions derived from this adjustment are 5,967 shares.

(2)

Ceased to be member of the board on November 28, 2017. The maximum number of shares corresponding to the plan held as of December 31, 2017 was 145,922 shares, including those approved to mitigate the dilutive effect of the capital increase with pre-emptive subscription rights of July 2017.

Directors | Deferred variable compensation plans
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans

													Variable
	Maximum	Shares delivered	Shares delivered	Shares delivered	Shares delivered	Variable	Maximum	Shares delivered	Shares delivered		Shares	Shares	remuneration
	number of	in 2016	in 2016	in 2016	in 2016	remuneration	number	in 2017	in 2017	Shares delivered	Delivered	arising form	2017	Maximum
	shares to be	(immediate	(deferred	(deferred	(deferred	2016 (maximum	of shares to be	(immediate	(deferred	in 2017 (deferred	in 2017 (deferred	the capital	(maximum	number of shares
	delivered at	payment 2015	payment 2014	payment 2013	payment 2012	number of	delivered at	payment 2016	payment 2015	payment 2014	payment 2013	increase of	number of	to be delivered at
	January 1,	variable	variable	variable	variable	shares to be	December 31,	variable	variable	variable	variable	July	shares to be	December 31,
Share-based variable remuneration	2016	remuneration)	remuneration)	remuneration)	remuneration)	delivered)	2016	remuneration)	remuneration)	remuneration)	remuneration)	2017	delivered) (1)	2017(4)
2012 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	34,958				(34,958)
Mr. José Antonio Álvarez Álvarez(2)	24,046				(24,046)
Mr. Matías Rodríguez Inciarte	41,529				(41,529)
	100,533				(100,533)
2013 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	66,241			(33,121)			33,120				(33,120)
Mr. José Antonio Álvarez Álvarez(2)	39,121			(19,560)			19,561				(19,561)
Mr. Matías Rodríguez Inciarte	69,093			(34,546)			34,547				(34,547)
	174,455			(87,227)			87,228				(87,228)
2014 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	182,444		(60,814)				121,630			(60,814)		905		61,721
Mr. José Antonio Álvarez Álvarez (2)	78,726		(26,242)				52,484			(26,242)		390		26,632
Mr. Matías Rodríguez Inciarte (3)	139,088		(46,363)				92,725			(46,363)		690		47,052
	400,258		(133,419)				266,839			(133,419)		1,985		135,405
2015 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	528,834	(211,534)					317,300		(63,460)			3,777		257,617
Mr. José Antonio Álvarez Álvarez (2)	351,523	(140,609)					210,914		(42,183)			2,511		171,242
Mr. Rodrigo Echenique Gordillo	260,388	(104,155)					156,233		(31,247)			1,860		126,846
Mr. Matías Rodríguez Inciarte	361,118	(144,447)					216,671		(43,334)			2,579		175,916
	1,501,863	(600,745)					901,118		(180,224)			10,727		731,621
2016 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea						592,043	592,043	(236,817)				5,286		360,512
Mr. José Antonio Álvarez Álvarez (2)						399,607	399,607	(159,843)				3,568		243,332
Mr. Rodrigo Echenique Gordillo						295,972	295,972	(118,389)				2,643		180,226
Mr. Matías Rodríguez Inciarte						352,455	352,455	(140,982)				3,147		214,620
						1,640,077	1,640,077	(656,031)				14,644		998,690
2017 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea													574,375	574,375
Mr. José Antonio Álvarez Álvarez (2)													384,118	384,118
Mr. Rodrigo Echenique Gordillo													299,346	299,346
Mr. Matías Rodríguez Inciarte (3)													292,771	292,771
													1,550,610	1,550,610
(1)

For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfillment of multiannual objectives.

(2)	Maximum number of shares resulting from their participation in the corresponding plans during their stage as general manager.
(3)

Ceased to be a member of the Board on November 28, 2017. The shares corresponding to their variable remuneration between November 28, 2017 and January 2, 2018 as executive vice president on December 2, 2017 including in the Note 5.g.

(4)

In addition, Mr. Ignacio Benjumea Cabeza de Vaca maintains the right to a maximum of 199,234 shares arising from his participation in the corresponding plans during his term as executive vice president.

Senior management
Related party transactions key personnel
Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)
Thousands of euros
Short-term salaries and deferred remunation
Variable
remuneration
			(bonus) -		Deferred
			Immediate		variable
			payment		remuneration
	Number of		In	In	In	In	Other
Year	persons	Fixed	cash	shares (2)	cash	shares	remuneration (1)	Total
2017	19	17,847	8,879	8,879	4,052	4,052	7,348	51,058
2016	18	17,258	8,126	8,126	3,745	3,745	4,430	45,430
(1)	Includes other remuneration items such as life insurance premiums and localization aids totaling €692 thousand (2016: €557 thousand).
(2)	The amount of the immediate payment in shares for 2017 relates to Santander shares 1,430,143 (2016: 1,596,248 Santander shares) and 225,564 shares of Banco Santander Mexico, S.A.
(3)

Additional, and as a result of the incorporation and compensation agreements of long-term and deferred compensation lost in previous jobs, compensations have been agreed in 2017 for the amount of €4,650 thousand and 648,457 shares of Banco Santander. These compensations are partially subject to deferral and / or recovery in certain cases.

Schedule summarising remuneration related to multi-annual variable objectives
	Thousands of euros
		Deferred salaries (1)
Year	Number of people	Cash payment	Share payment	Total
2017	19	4,255	4,255	8,510
2016	18	3,933	3,933	7,866
(1)

Relates in 2017 with the fair value of the maximum annual amounts for years 2021, 2022 and 2023 of the second cycle of the deferred conditional variable remuneration plan (2020, 2021 and 2022 for the first cycle of the deferred variable compensation plan linked to annual objectives for the year 2016).

Schedule summarising shares assigned for deferred variable remuneration plans
Maximum number of
shares to be delivered	2017	2016

Deferred conditional variable remuneration plan (2013)	—	271,996
Deferred conditional variable remuneration plan (2014)	323,424	759,950
Deferred conditional variable remuneration plan (2015)	1,296,424	1,981,670
Performance shares plan ILP (2015)	1,050,087	1,339,506
Deferred conditional variable remuneration plan and linked to objectives (2016)	1,854,495	1,954,431
Deferred conditional variable remuneration plan and linked to objectives (2017) (2)	1,779,302	—
(1)

At the proposal of the remuneration committee, the board of directors approved adjusting the maximum number of shares to mitigate the dilutive effect of the capital increase with pre-emptive subscription rights of July 2017 as described in iv) below. The actions derived from this adjustment are 66,339 shares.

(2)	Also, they were entitled to a maximum of 225,564 Banco Santander (México) S.A. shares at December 31, 2017.

Former directors of the bank
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans

Maximum number of shares to be delivered (1)	2017	2016
Deferred conditional variable remuneration plan (2013)	—	80,718
Deferred conditional variable remuneration plan (2014)	101,537	200,097
Deferred conditional variable remuneration plan (2015)	67,472	83,103
Plan performance shares (ILP 2015)	51,447	50,693

Number of shares delivered	2017	2016
Deferred conditional variable remuneration plan (2012)	—	120,297
Deferred conditional variable remuneration plan (2013)	80,718	80,718
Deferred conditional variable remuneration plan (2014)	100,049	100,049
Deferred conditional variable remuneration plan (2015)	16,621	55,402
(1)

At the proposal of the remuneration committee, the board of directors approved adjusting the maximum number of shares to mitigate the dilutive effect of the capital increase with pre-emptive subscription rights of July 2017 as described in iv) below. The actions derived from this adjustment are 3,233 shares.

Executive vice presidents
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans

Number of shares delivered	2017	2016

Deferred conditional variable remuneration plan (2012)	—	251,445
Deferred conditional variable remuneration plan (2013)	226,766	271,996
Deferred conditional variable remuneration plan (2014)	318,690	379,978
Deferred conditional variable remuneration plan (2015)	349,725	—